Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
13.	Related Party Transactions

Accounts Payable-Related Party

The Company had $5.9 million and $2.2 million at December 31, 2019 and September 30, 2020, respectively, of accounts payable - related party with the former shareholders of Array and current unit holder of Parent. The payables relate to a Federal tax refund related to the pre-acquisition periods, restricted cash at acquisition date which were due to the sellers of Array upon release of the restriction offset by a receivable related to a sales/use tax audit from the pre-acquisition period for which the seller provided the Company with indemnification.

Consent Fees-Related Party

The Company incurred $2.2 million in consent fees with the former majority shareholder of Array to allow a carryback of post-acquisition net operating losses to pre-acquisition periods under the CARES Act. The consent fee is included in accounts payable – related party and other income (expense), net in the accompanying condensed consolidated financial statements at September 30, 2020 and for the nine months ended September 30, 2020, respectively.

Related Party Loans - see Note 8

Contingent Consideration - see Note 11

16.	Related Party Transactions

Accounts Payable - Related Party

The Company had $7.2 million and $5.9 million at December 31, 2018 and 2019, respectively, of accounts payable-related party with the former shareholders of Array and current unit holder of Parent. The payables relate to a Federal tax refund related to the pre-acquisition periods, restricted cash at acquisition date which were due to the sellers of Array upon release of the restriction offset by a receivable related to a sales/use tax audit from the pre-acquisition period for which the seller provided the Company with indemnification. The Company paid the $5.9 million outstanding at December 31, 2019 subsequent to year end.

Related Party Loans - see Note 9

Contingent Consideration - see Note 12